Financial Instruments, Financial Risks and Capital Management (Details) - Schedule of the Credit Quality of the Group’s Financial Assets - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of the credit quality of the group’s financial assets [Abstract]
Gross carrying amount EUR	€ 97,953	€ 90,672	€ 36,661
Loss allowance EUR
Net carrying amount EUR	€ 97,953	€ 90,672	€ 36,661
Trade receivables [member]
Schedule of the credit quality of the group’s financial assets [Abstract]
12-month or lifetime ECL	Lifetime ECL – Not credit-impaired	Lifetime ECL – Not credit-impaired	Lifetime ECL – Not credit-impaired
Gross carrying amount EUR	€ 33,726	€ 70,834	€ 31,660
Loss allowance EUR
Net carrying amount EUR	€ 33,726	€ 70,834	€ 31,660
Other receivables [Member]
Schedule of the credit quality of the group’s financial assets [Abstract]
12-month or lifetime ECL	12-month ECL	12-month ECL	12-month ECL
Gross carrying amount EUR	€ 64,227	€ 19,838	€ 5,001
Loss allowance EUR
Net carrying amount EUR	€ 64,227	€ 19,838	€ 5,001